Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2024	Mar. 31, 2023
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ (299)	₨ 1,095
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		40,597	38,180
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		136	71
FVTOCI - Financial asset		249	281
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			994
Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	644	378
Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		166
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		40,597	38,180
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		135	70
FVTOCI - Financial asset		249	281
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			994
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 1 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	(299)	1,095
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 2 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		1	1
FVTOCI - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	644	₨ 378
Level 3 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		₨ 166

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.
[2]	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.